Stock appreciation rights (''SARs'') (Details Textual)	9 Months Ended
Sep. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share Appreciation Limit Under Condition One	exceed four times
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One	400.00%
Exercise Price Per Share Appreciation Limit Under Condition Two	exceed four times
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition Two	500.00%
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,346,190
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	2,964